UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-3864

                            OPPENHEIMER BALANCED FUND
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
               (Address of principal executive offices) (Zip code)

                              ROBERT G. ZACK, ESQ.
                             OPPENHEIMERFUNDS, INC.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                      Date of fiscal year end: SEPTEMBER 30

                   Date of reporting period: DECEMBER 31, 2005

ITEM 1. SCHEDULE OF INVESTMENTS.


Oppenheimer Balanced Fund

STATEMENT OF INVESTMENTS  December 31, 2005 / Unaudited
--------------------------------------------------------------------------------

                                                                             SHARES              VALUE
------------------------------------------------------------------------------------------------------
COMMON STOCKS--50.8%
------------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--6.2%
------------------------------------------------------------------------------------------------------
DIVERSIFIED CONSUMER SERVICES--0.2%
Corinthian Colleges, Inc. 1                                                 182,505     $    2,149,909
------------------------------------------------------------------------------------------------------
HOUSEHOLD DURABLES--0.3%
WCI Communities, Inc. 1                                                      97,400          2,615,190
------------------------------------------------------------------------------------------------------
MEDIA--5.5%
Liberty Global, Inc., Series A                                              591,194         13,301,865
------------------------------------------------------------------------------------------------------
Liberty Global, Inc., Series C 1                                            591,194         12,533,313
------------------------------------------------------------------------------------------------------
Liberty Media Corp., Cl. A 1                                              2,290,700         18,027,809
------------------------------------------------------------------------------------------------------
Viacom, Inc., Cl. B                                                         195,900          6,386,340
                                                                                        --------------
                                                                                            50,249,327
------------------------------------------------------------------------------------------------------
SPECIALTY RETAIL--0.2%
Gap, Inc. (The)                                                             118,800          2,095,632

CONSUMER STAPLES--4.0%
------------------------------------------------------------------------------------------------------
BEVERAGES--1.0%
Constellation Brands, Inc., Cl. A                                           329,100          8,632,293
------------------------------------------------------------------------------------------------------
FOOD PRODUCTS--0.6%
Tyson Foods, Inc., Cl. A                                                    328,900          5,624,190
------------------------------------------------------------------------------------------------------
TOBACCO--2.4%
Altria Group, Inc.                                                          293,100         21,900,432

ENERGY--4.7%
------------------------------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--0.7%
Halliburton Co.                                                             103,300          6,400,468
------------------------------------------------------------------------------------------------------
OIL & GAS--4.0%
BP plc, ADR                                                                  70,900          4,553,198
------------------------------------------------------------------------------------------------------
Kinder Morgan, Inc.                                                          24,700          2,271,165
------------------------------------------------------------------------------------------------------
LUKOIL, Sponsored ADR                                                       126,100          7,439,900
------------------------------------------------------------------------------------------------------
Petroleo Brasileiro SA, Preference                                          448,000          7,129,145
------------------------------------------------------------------------------------------------------
Talisman Energy, Inc.                                                       200,400         10,619,502
------------------------------------------------------------------------------------------------------
TotalFinaElf SA, Sponsored ADR                                               37,500          4,740,000
                                                                                        --------------
                                                                                            36,752,910
FINANCIALS--9.5%
------------------------------------------------------------------------------------------------------
CAPITAL MARKETS--1.5%
UBS AG                                                                      142,731         13,588,256
------------------------------------------------------------------------------------------------------
COMMERCIAL BANKS--1.9%
Bank of America Corp.                                                       100,652          4,645,090
------------------------------------------------------------------------------------------------------
Wachovia Corp.                                                               89,274          4,719,024
------------------------------------------------------------------------------------------------------
Wells Fargo & Co.                                                           123,400          7,753,222
                                                                                        --------------
                                                                                            17,117,336
------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--2.7%
Capital One Financial Corp.                                                  96,400          8,328,960
------------------------------------------------------------------------------------------------------
Citigroup, Inc.                                                             137,700          6,682,581
------------------------------------------------------------------------------------------------------
JPMorgan Chase & Co.                                                        251,900          9,997,911
                                                                                        --------------
                                                                                            25,009,452
------------------------------------------------------------------------------------------------------
INSURANCE--2.2%
American International Group, Inc.                                           44,100          3,008,943
------------------------------------------------------------------------------------------------------
Everest Re Group Ltd.                                                        51,500          5,168,025
------------------------------------------------------------------------------------------------------
Genworth Financial, Inc., Cl. A                                             268,300          9,277,814


1           |          OPPENHEIMER BALANCED FUND

Oppenheimer Balanced Fund

STATEMENT OF INVESTMENTS  December 31, 2005 / Unaudited
--------------------------------------------------------------------------------

                                                                             SHARES              VALUE
------------------------------------------------------------------------------------------------------
INSURANCE CONTINUED
Platinum Underwriters Holdings Ltd.                                         102,500     $    3,184,675
                                                                                        --------------
                                                                                            20,639,457
------------------------------------------------------------------------------------------------------
REAL ESTATE--0.4%
Host Marriott Corp.                                                         205,100          3,886,645
------------------------------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE--0.8%
Countrywide Financial Corp.                                                 101,100          3,456,609
------------------------------------------------------------------------------------------------------
Freddie Mac                                                                  53,000          3,463,550
                                                                                        --------------
                                                                                             6,920,159
HEALTH CARE--6.3%
------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY--1.3%
MedImmune, Inc. 1                                                           124,300          4,352,986
------------------------------------------------------------------------------------------------------
Wyeth                                                                       155,900          7,182,313
                                                                                        --------------
                                                                                            11,535,299
------------------------------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--0.8%
Beckman Coulter, Inc.                                                        88,400          5,029,960
------------------------------------------------------------------------------------------------------
Cooper Cos., Inc. (The)                                                      37,300          1,913,490
                                                                                        --------------
                                                                                             6,943,450
------------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--0.5%
Manor Care, Inc.                                                             69,500          2,764,015
------------------------------------------------------------------------------------------------------
Tenet Healthcare Corp. 1                                                    280,900          2,151,694
                                                                                        --------------
                                                                                             4,915,709
------------------------------------------------------------------------------------------------------
PHARMACEUTICALS--3.7%
GlaxoSmithKline plc, ADR                                                    118,500          5,981,880
------------------------------------------------------------------------------------------------------
Pfizer, Inc.                                                                394,140          9,191,345
------------------------------------------------------------------------------------------------------
Sanofi-Aventis SA, ADR                                                      198,100          8,696,590
------------------------------------------------------------------------------------------------------
Schering-Plough Corp. 2                                                     245,800          5,124,930
------------------------------------------------------------------------------------------------------
Watson Pharmaceuticals, Inc. 1                                              168,300          5,471,433
                                                                                        --------------
                                                                                            34,466,178
INDUSTRIALS--5.4%
------------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE--3.5%
Empresa Brasileira de Aeronautica SA, ADR                                   142,100          5,556,110
------------------------------------------------------------------------------------------------------
Honeywell International, Inc.                                               247,800          9,230,550
------------------------------------------------------------------------------------------------------
Orbital Sciences Corp. 1                                                    957,717         12,297,086
------------------------------------------------------------------------------------------------------
United Technologies Corp.                                                    94,800          5,300,268
                                                                                        --------------
                                                                                            32,384,014
------------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--1.7%
Cendant Corp.                                                               916,400         15,807,900
------------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT--0.2%
GrafTech International Ltd. 1                                               230,900          1,436,198


INFORMATION TECHNOLOGY--11.2%
------------------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--1.0%
Cisco Systems, Inc. 1                                                       536,600          9,186,592
------------------------------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--1.8%
Hutchinson Technology, Inc. 1                                               136,800          3,891,960
------------------------------------------------------------------------------------------------------
International Business Machines Corp.                                       152,700         12,551,940
                                                                                        --------------
                                                                                            16,443,900


2           |          OPPENHEIMER BALANCED FUND

Oppenheimer Balanced Fund

STATEMENT OF INVESTMENTS  December 31, 2005 / Unaudited
--------------------------------------------------------------------------------

                                                                             SHARES              VALUE
------------------------------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--0.5%
Flextronics International Ltd. 1                                            485,300     $    5,066,532
------------------------------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--1.4%
ATI Technologies, Inc. 1,3                                                  333,300          5,662,767
------------------------------------------------------------------------------------------------------
Freescale Semiconductor, Inc., Cl. A 1                                      294,700          7,423,493
                                                                                        --------------
                                                                                            13,086,260
------------------------------------------------------------------------------------------------------
SOFTWARE--6.5%
Compuware Corp. 1                                                           272,929          2,448,173
------------------------------------------------------------------------------------------------------
Microsoft Corp.                                                             744,800         19,476,520
------------------------------------------------------------------------------------------------------
Novell, Inc. 1                                                              837,000          7,390,710
------------------------------------------------------------------------------------------------------
Synopsys, Inc. 1                                                            285,300          5,723,118
------------------------------------------------------------------------------------------------------
Take-Two Interactive Software, Inc. 1                                     1,370,500         24,257,850
                                                                                        --------------
                                                                                            59,296,371
MATERIALS--1.1%
------------------------------------------------------------------------------------------------------
CHEMICALS--0.5%
Praxair, Inc.                                                                85,800          4,543,968
------------------------------------------------------------------------------------------------------
METALS & MINING--0.6%
Companhia Vale do Rio Doce, Sponsored ADR                                   162,900          5,905,125


TELECOMMUNICATION SERVICES--0.9%
------------------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--0.9%
IDT Corp., Cl. B 1                                                          696,200          8,145,540
------------------------------------------------------------------------------------------------------
WorldCom, Inc./WorldCom Group 1,4                                           450,000                 --
                                                                                        --------------
                                                                                             8,145,540
UTILITIES--1.5%
------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES--1.5%
AES Corp. (The) 1                                                           554,200          8,772,986
------------------------------------------------------------------------------------------------------
Reliant Energy, Inc. 1                                                      453,900          4,684,248
                                                                                        --------------
                                                                                            13,457,234
                                                                                        --------------
Total Common Stocks (Cost $347,642,276)                                                    466,201,926


                                                                              UNITS
------------------------------------------------------------------------------------------------------
RIGHTS, WARRANTS AND CERTIFICATES--0.0%
------------------------------------------------------------------------------------------------------
Lucent Technologies, Inc. Wts., Exp. 12/10/07 1 (Cost $0)                    11,758              6,643


                                                                          PRINCIPAL
                                                                             AMOUNT
------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES--5.7%
------------------------------------------------------------------------------------------------------
Ace Securities Corp., Home Equity Loan Pass-Through Certificates,
Series 2002-HE7, Cl. A2B, 4.559%, 11/25/35 5                            $   780,000            780,482
------------------------------------------------------------------------------------------------------
Aesop Funding II LLC, Automobile Asset-Backed Certificates,
Series 2005-1A, Cl. A2, 4.43%, 4/20/08 5                                    550,000            550,392
------------------------------------------------------------------------------------------------------
BMW Vehicle Owner Trust, Automobile Loan Certificates, Series
2005-A, Cl. A2, 3.66%, 12/26/07                                           1,666,853          1,661,738
------------------------------------------------------------------------------------------------------
Capital Auto Receivables Asset Trust, Automobile Mtg.-Backed Nts.:
Series 2004-2, Cl. A3, 3.58%, 1/15/09                                     1,870,000          1,835,704
Series 2005-1, Cl. A2B, 3.73%, 7/16/07                                      677,025            676,151
------------------------------------------------------------------------------------------------------
Capital One Prime Auto Receivables Trust, Automobile Loan Asset-
Backed Securities, Series 2005-1, Cl. A2, 4.24%, 11/15/07                 2,090,000          2,085,320


3           |          OPPENHEIMER BALANCED FUND

Oppenheimer Balanced Fund

STATEMENT OF INVESTMENTS  December 31, 2005 / Unaudited
--------------------------------------------------------------------------------

                                                                          PRINCIPAL
                                                                             AMOUNT              VALUE
------------------------------------------------------------------------------------------------------
Centex Home Equity Co. LLC, Home Equity Loan Asset-Backed
Certificates:
Series 2004-D, Cl. AF1, 2.98%, 4/25/20                                  $   138,501     $      138,111
Series 2005-B, Cl. AF1, 4.02%, 3/26/35                                      339,915            338,165
Series 2005-C, Cl. AF1, 4.196%, 6/25/35                                     871,421            866,825
Series 2005-D, Cl. AF1, 5.04%, 10/25/35                                   1,695,734          1,691,262
Series 2005-D, Cl. AV2, 4.649%, 10/25/35 5                                1,530,000          1,530,945
------------------------------------------------------------------------------------------------------
Chase Manhattan Auto Owner Trust, Automobile Loan Pass-Through
Certificates, Series 2005-A, Cl. A2, 3.72%, 12/15/07                      1,530,000          1,523,434
------------------------------------------------------------------------------------------------------
CIT Equipment Collateral, Equipment Receivable-Backed Nts.,
Series 2004-DFS, Cl. A2, 2.66%, 11/20/06                                    654,173            652,305
------------------------------------------------------------------------------------------------------
Citibank Credit Card Issuance Trust, Credit Card Receivable
Nts., Series 2003-C4, Cl. C4, 5%, 6/10/15                                   270,000            265,036
------------------------------------------------------------------------------------------------------
Citigroup Mortgage Loan Trust, Inc., CMO, Series 2005-WF2, Cl.
AF2, 4.922%, 8/25/35 5                                                    2,097,153          2,090,571
------------------------------------------------------------------------------------------------------
Consumer Credit Reference Index Securities Program, Credit Card
Asset-Backed Certificates, Series 2002-B, Cl. FX, 10.421%,
3/22/07 6                                                                 1,720,000          1,718,497
------------------------------------------------------------------------------------------------------
Countrywide Asset-Backed Certificates, Inc., Home Equity
Asset-Backed Certificates:
Series 2002-4, Cl. A1, 4.749%, 2/25/33 5                                     27,360             27,414
Series 2005-7, Cl. AF1B, 4.317%, 11/25/35 5                               1,070,389          1,064,810
Series 2005-16, Cl. 2AF2, 5.382%, 5/25/36 5                                 550,000            550,000
Series 2005-17, Cl. 1AF1, 4.58%, 12/27/35 5                               1,150,000          1,149,963
Series 2005-17, Cl. 1AF2, 5.363%, 12/27/35 5                                370,000            370,091
------------------------------------------------------------------------------------------------------
DaimlerChrysler Auto Trust, Automobile Loan Pass-Through
Certificates:
Series 2004-B, Cl. A2, 2.48%, 2/8/07                                         36,664             36,669
Series 2004-C, Cl. A2, 2.62%, 6/8/07                                        846,625            844,535
Series 2005-A, Cl. A2, 3.17%, 9/8/07                                      1,286,022          1,282,236
------------------------------------------------------------------------------------------------------
Equity One ABS, Inc., Home Equity Asset-Backed Security, Series
2004-3, Cl. AF2, 3.80%, 7/25/34 5                                         1,610,000          1,603,612
------------------------------------------------------------------------------------------------------
First Franklin Mortgage Loan Asset-Backed Certificates, Home
Equity Receivables, Series 2005-FF10, Cl. A3, 4.589%, 11/25/35 5          2,270,000          2,271,402
------------------------------------------------------------------------------------------------------
Ford Credit Auto Owner Trust, Automobile Loan Pass-Through
Certificates:
Series 2005-A, Cl. A3, 3.48%, 11/17/08                                    1,370,000          1,353,538
Series 2005-B, Cl. A2, 3.78%, 9/15/07                                       957,896            955,902
------------------------------------------------------------------------------------------------------
GS Auto Loan Trust, Automobile Loan Asset-Backed Securities,
Series 2005-1, Cl. A2, 4.32%, 5/15/08                                     4,010,000          3,999,465
------------------------------------------------------------------------------------------------------
Honda Auto Receivables Owner Trust, Automobile Receivable
Obligations:
Series 2005-1, Cl. A2, 3.21%, 5/21/07                                       569,442            567,886
Series 2005-3, Cl. A2, 3.73%, 10/18/07                                    1,420,000          1,413,216
------------------------------------------------------------------------------------------------------
Household Home Equity Loan Trust, Home Equity Loan Pass-Through
Certificates, Series 2005-3, Cl. A1, 4.63%, 1/20/35 5                     1,126,447          1,127,251
------------------------------------------------------------------------------------------------------
Lehman XS Trust, Home Equity Mtg. Pass-Through Certificates,
Series 2005-2, Cl. 2A1B, 3.63%, 8/25/35 5                                 1,775,305          1,777,812
------------------------------------------------------------------------------------------------------
MBNA Credit Card Master Note Trust, Credit Card Receivables,
Series 2003-C7, Cl. C7, 5.719%, 3/15/16 5                                 2,540,000          2,694,057
------------------------------------------------------------------------------------------------------
Nissan Auto Lease Trust, Automobile Lease Obligations, Series
2004-A, Cl. A2, 2.55%, 1/15/07                                              117,010            116,980
------------------------------------------------------------------------------------------------------


4           |          OPPENHEIMER BALANCED FUND

Oppenheimer Balanced Fund

STATEMENT OF INVESTMENTS  December 31, 2005 / Unaudited
--------------------------------------------------------------------------------

                                                                          PRINCIPAL
                                                                             AMOUNT              VALUE
------------------------------------------------------------------------------------------------------
Onyx Acceptance Owner Trust, Automobile Receivable Obligations,
Series 2005-B, Cl. A2, 4.03%, 4/15/08                                   $ 1,170,000     $    1,166,404
------------------------------------------------------------------------------------------------------
Popular ABS Mortgage Pass-Through Trust, Home Equity Pass-Through
Certificates:
Series 2004-5, Cl. A F2, 3.735%, 11/10/34 5                                 500,000            494,016
Series 2005-1, Cl. A F2, 3.914%, 5/25/35 5                                  390,000            384,629
Series 2005-2, Cl. A F2, 4.415%, 4/25/35 5                                  630,000            623,828
------------------------------------------------------------------------------------------------------
Residential Asset Mortgage Products, Inc., Home Equity Asset-
Backed Pass-Through Certificates, Series 2004-RS7, Cl.
AI3, 4.45%, 7/25/28                                                       1,130,000          1,124,322
------------------------------------------------------------------------------------------------------
Structured Asset Securities Corp., CMO Pass-Through Certificates,
Series 2005-4XS, Cl. 3A1, 5.18%, 3/26/35                                  2,401,697          2,402,603
------------------------------------------------------------------------------------------------------
USAA Auto Owner Trust, Automobile Loan Asset-Backed Nts.:
Series 2004-2, Cl. A2, 2.41%, 2/15/07                                        37,292             37,280
Series 2004-3, Cl. A2, 2.79%, 6/15/07                                       386,411            385,795
------------------------------------------------------------------------------------------------------
Volkswagen Auto Lease Trust, Automobile Lease Asset-Backed
Securities:
Series 2004-A, Cl. A2, 2.47%, 1/22/07                                       377,103            376,479
Series 2005-A, Cl. A2, 3.52%, 4/20/07                                     1,484,067          1,479,517
------------------------------------------------------------------------------------------------------
Wachovia Auto Owner Trust, Automobile Receivable Nts., Series
2004-B, Cl. A2, 2.40%, 5/21/07                                              177,962            177,714
------------------------------------------------------------------------------------------------------
Wells Fargo Home Equity Trust, Home Equity Asset-Backed
Certificates, Series 2004-2, Cl. AI1B, 2.94%, 9/25/18 5                     735,337            730,150
------------------------------------------------------------------------------------------------------
WFS Financial Owner Trust, Automobile Receivable Obligations,
Series 2002-2, Cl. A4, 4.50%, 2/20/10                                       345,678            345,850
------------------------------------------------------------------------------------------------------
Whole Auto Loan Trust, Automobile Loan Receivable Certificates,
Series 2004-1, Cl. A2A, 2.59%, 5/15/07                                      628,951            626,633
                                                                                        --------------
Total Asset-Backed Securities (Cost $52,194,243)                                            51,966,997
------------------------------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS--29.8%
------------------------------------------------------------------------------------------------------
GOVERNMENT AGENCY--24.7%
------------------------------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED--24.5%
Federal Home Loan Mortgage Corp.:
4.50%, 5/1/19                                                             4,780,723          4,659,869
5%, 1/1/36 7                                                              5,010,000          4,850,306
6%, 9/1/24                                                                1,042,916          1,060,298
6.50%, 4/1/18-4/1/34                                                      2,123,623          2,184,457
7%, 5/1/29-11/1/32                                                        2,980,519          3,106,086
------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., CMO Gtd. Real Estate Mtg.
Investment Conduit Multiclass Pass-Through Certificates:
Series 1669, Cl. G, 6.50%, 2/15/23                                           10,794             10,782
Series 2034, Cl. Z, 6.50%, 2/15/28                                          505,209            521,874
Series 2053, Cl. Z, 6.50%, 4/15/28                                          550,628            567,384
Series 2055, Cl. ZM, 6.50%, 5/15/28                                         709,094            727,853
Series 2075, Cl. D, 6.50%, 8/15/28                                        1,668,566          1,719,017
Series 2080, Cl. Z, 6.50%, 8/15/28                                          449,028            460,259
Series 2387, Cl. PD, 6%, 4/15/30                                            521,787            526,748
Series 2456, Cl. BD, 6%, 3/15/30                                            182,904            183,281
Series 2500, Cl. FD, 4.869%, 3/15/32 5                                      235,312            237,901
Series 2526, Cl. FE, 4.769%, 6/15/29 5                                      310,235            312,471
Series 2551, Cl. FD, 4.769%, 1/15/33 5                                      241,402            243,655
Series 2583, Cl. KA, 5.50%, 3/15/22                                       1,254,138          1,256,532


5           |          OPPENHEIMER BALANCED FUND

Oppenheimer Balanced Fund

STATEMENT OF INVESTMENTS  December 31, 2005 / Unaudited
--------------------------------------------------------------------------------

                                                                          PRINCIPAL
                                                                             AMOUNT              VALUE
------------------------------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED CONTINUED
Federal Home Loan Mortgage Corp., CMO Pass-Through Participation
Certificates, Series 151, Cl. F, 9%, 5/15/21                            $    50,585     $       50,508
------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Interest-Only Stripped Mtg.-
Backed Security:
Series 176, Cl. IO, 13.372%, 6/1/26 8                                       433,238             92,219
Series 183, Cl. IO, 11.031%, 4/1/27 8                                       680,719            141,611
Series 184, Cl. IO, 16.631%, 12/1/26 8                                      737,101            145,756
Series 192, Cl. IO, 15.368%, 2/1/28 8                                       206,117             42,132
Series 200, Cl. IO, 13.951%, 1/1/29 8                                       244,889             53,237
Series 2003-118, Cl. S, 20.029%, 12/25/33 8                               3,525,963            385,180
Series 2130, Cl. SC, 7.759%, 3/15/29 8                                      558,307             41,632
Series 2796, Cl. SD, 12.237%, 7/15/26 8                                     828,676             64,313
Series 2920, Cl. S, 14.191%, 1/15/35 8                                    4,870,804            235,458
Series 3000, Cl. SE, 20.717%, 7/15/25 8                                   4,510,205            164,831
------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Principal-Only Stripped
Mtg.-Backed Security, Series 176, Cl. PO, 4.501%, 6/1/26 9                  175,656            148,178
------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn.:
5%, 6/1/18-7/1/18                                                         4,646,677          4,605,093
5%, 1/1/36 7                                                             24,834,000         24,065,686
5.50%, 3/1/33-1/1/34                                                     31,147,437         30,928,749
5.50%, 1/1/21-1/1/36 7                                                   71,002,000         70,588,697
6%, 5/1/16-11/1/32                                                       19,102,157         19,452,047
6%, 4/1/16-1/1/36 7                                                       8,557,000          8,654,566
6.50%, 12/1/27-11/1/31                                                    3,270,163          3,370,631
6.50%, 1/1/36 7                                                          15,167,000         15,560,402
7%, 11/1/17                                                               1,649,721          1,715,310
7.50%, 8/1/29                                                               645,719            677,870
8.50%, 7/1/32                                                                45,728             49,515
------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn. Grantor Trust, CMO, Trust
2002-T1, Cl. A2, 7%, 11/25/31                                             1,612,983          1,669,975
------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., CMO Gtd. Real Estate Mtg.
Investment Conduit Pass-Through Certificates:
Trust 1993-87, Cl. Z, 6.50%, 6/25/23                                      1,319,239          1,361,554
Trust 1998-63, Cl. PG, 6%, 3/25/27                                           37,898             37,808
Trust 2001-50, Cl. NE, 6%, 8/25/30                                          284,351            286,019
Trust 2001-51, Cl. OD, 6.50%, 10/25/31                                    1,806,060          1,860,146
Trust 2001-70, Cl. LR, 6%, 9/25/30                                          334,768            337,978
Trust 2001-72, Cl. NH, 6%, 4/25/30                                          199,753            201,302
Trust 2001-74, Cl. PD, 6%, 5/25/30                                           80,868             81,072
Trust 2002-77, Cl. WF, 4.77%, 12/18/32 5                                    374,214            377,075
Trust 2003-17, Cl. EQ, 5.50%, 3/25/23                                       630,000            634,782
Trust 2003-28, Cl. KG, 5.50%, 4/25/23                                     1,045,000          1,067,831
Trust 2004-101, Cl. BG, 5%, 1/25/20                                       1,633,000          1,611,598
------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., CMO Gtd. Real Estate Mtg.
Investment Conduit Pass-Through Certificates, Interest-Only
Stripped Mtg.-Backed Security:
Trust 2002-38, Cl. SO, 8.585%, 4/25/32 8                                    878,236             51,298


6           |          OPPENHEIMER BALANCED FUND

Oppenheimer Balanced Fund

STATEMENT OF INVESTMENTS  December 31, 2005 / Unaudited
--------------------------------------------------------------------------------

                                                                          PRINCIPAL
                                                                             AMOUNT              VALUE
------------------------------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED CONTINUED
Trust 2002-47, Cl. NS, 9.594%, 4/25/32 8                                $   920,863     $       74,255
Trust 2002-51, Cl. S, 9.762%, 8/25/32 8                                     845,498             68,486
Trust 2002-77, Cl. IS, 11.079%, 12/18/32 8                                1,496,254            125,814
------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Interest-Only Stripped
Mtg.-Backed Security:
Trust 214, Cl. 2, 13.703%, 3/1/23 8                                       1,352,626            312,597
Trust 222, Cl. 2, 12.988%, 6/1/23 8                                       1,516,880            359,853
Trust 240, Cl. 2, 16.864%, 9/1/23 8                                       2,330,050            485,219
Trust 252, Cl. 2, 7.302%, 11/1/23 8                                       1,121,979            247,758
Trust 273, Cl. 2, 14.485%, 8/1/26 8                                         324,393             66,955
Trust 319, Cl. 2, 13.355%, 2/1/32 8                                         453,497            102,822
Trust 321, Cl. 2, 8.546%, 3/1/32 8                                        4,704,270          1,061,722
Trust 329, Cl. 2, 11.373%, 1/1/33 8                                       1,167,197            258,678
Trust 333, Cl. 2, 11.719%, 3/1/33 8                                      13,772,744          3,086,231
Trust 334, Cl. 17, 2.094%, 2/1/33 8                                         771,279            170,907
Trust 338, Cl. 2, 10.333%, 6/1/33 8                                       5,393,055          1,205,204
Trust 350, Cl. 2, 12.211%, 2/1/34 8                                       5,010,115          1,111,082
Trust 2001-65, Cl. S, 21.164%, 11/25/31 8                                 2,060,650            190,709
Trust 2001-81, Cl. S, 11.605%, 1/25/32 8                                    471,506             41,054
Trust 2002-9, Cl. MS, 10.333%, 3/25/32 8                                    631,954             55,246
Trust 2002-52, Cl. SD, 6.658%, 9/25/32 8                                  1,034,124             85,113
Trust 2002-77, Cl. SH, 12.372%, 12/18/32 8                                  613,851             57,821
Trust 2002-96, Cl. SK, 21.814%, 4/25/32 8                                 5,339,626            458,868
Trust 2003-4, Cl. S, 20.563%, 2/25/33 8                                   1,132,019            120,178
Trust 2004-54, Cl. DS, 6.243%, 11/25/30 8                                   930,491             53,571
Trust 2005-6, Cl. SE, 13.927%, 2/25/35 8                                  3,309,749            172,195
Trust 2005-19, Cl. SA, 12.727%, 3/25/35 8                                13,056,238            726,880
Trust 2005-40, Cl. SA, 13.682%, 5/25/35 8                                 2,885,085            153,724
Trust 2005-71, Cl. SA, 19.968%, 8/25/25 8                                 2,892,185            172,831
------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Principal-Only Stripped
Mtg.-Backed Security,
Trust 1993-184, Cl. M, 5.79%, 9/25/23 9                                     516,511            433,563
                                                                                        --------------
                                                                                           224,900,168
------------------------------------------------------------------------------------------------------
GNMA/GUARANTEED--0.2%
Government National Mortgage Assn.:
4.375%, 3/20/26 5                                                            35,589             35,910
7%, 4/15/26                                                                 225,806            237,776
7.50%, 5/15/27                                                            1,232,551          1,298,868
------------------------------------------------------------------------------------------------------
Government National Mortgage Assn., Interest-Only Stripped
Mtg.-Backed Security:
Series 2001-21, Cl. SB, 3.873%, 1/16/27 8                                 1,103,317             75,973
Series 2002-15, Cl. SM, 0.947%, 2/16/32 8                                 1,052,766             73,205
Series 2002-76, Cl. SY, 5.089%, 12/16/26 8                                2,152,668             94,392
Series 2004-11, Cl. SM, (0.493)%, 1/17/30 8                                 778,163             32,818
                                                                                        --------------
                                                                                             1,848,942


7           |          OPPENHEIMER BALANCED FUND

Oppenheimer Balanced Fund

STATEMENT OF INVESTMENTS  December 31, 2005 / Unaudited
--------------------------------------------------------------------------------

                                                                          PRINCIPAL
                                                                             AMOUNT              VALUE
------------------------------------------------------------------------------------------------------
NON-AGENCY--5.1%
------------------------------------------------------------------------------------------------------
COMMERCIAL--4.6%
Banc of America Commercial Mortgage, Inc., Commercial Mtg.
Pass-Through Certificates:
Series 2004-6, Cl. A3, 4.512%, 12/10/42                                 $ 1,480,000     $    1,433,938
Series 2005-2, Cl. A4, 4.783%, 7/10/43 5                                  1,910,000          1,875,267
Series 2005-3, Cl. A2, 4.501%, 7/10/43                                    1,580,000          1,542,679
------------------------------------------------------------------------------------------------------
Banc of America Funding Corp., CMO Pass-Through Certificates,
Series 2004-2, Cl. 2A1, 6.50%, 7/20/32                                    1,480,415          1,482,022
------------------------------------------------------------------------------------------------------
Banc of America Mortgage Securities, Inc., CMO Pass-Through
Certificates:
Series 2004-8, Cl. 5A1, 6.50%, 5/25/32                                    1,160,846          1,178,984
Series 2004-E, Cl. 2A9, 3.712%, 6/25/34 5                                    31,105             31,095
Series 2005-E, Cl. 2A2, 4.983%, 6/25/35 5                                   334,530            333,012
------------------------------------------------------------------------------------------------------
Bear Stearns Commercial Mortgage Securities, Inc., Commercial
Mtg. Obligations, Series 2005-PWR7, Cl. A2, 4.945%, 2/11/41                 750,000            741,753
------------------------------------------------------------------------------------------------------
Citigroup/Deutsche Bank Commercial Mortgage Trust, Commercial
Mtg. Obligations, Series 2005-CD1, Cl. A4, 5.225%, 7/15/44                1,810,000          1,829,996
------------------------------------------------------------------------------------------------------
Countrywide Alternative Loan Trust, CMO:
Series 2004-J9, Cl. 1A1, 4.559%, 10/25/34 5                                 427,764            428,096
Series 2005-J3, Cl. 3A1, 6.50%, 9/25/34                                   1,883,672          1,907,481
------------------------------------------------------------------------------------------------------
First Chicago/Lennar Trust 1, Commercial Mtg. Pass-Through
Certificates, Series 1997-CHL1, Cl. D, 7.674%, 4/29/39 5,6                1,170,000          1,175,850
------------------------------------------------------------------------------------------------------
First Union National Bank/Lehman Brothers/Bank of America
Commercial Mtg. Trust, Pass-Through Certificates, Series 1998-C2,
Cl. A2, 6.56%, 11/18/35                                                     887,553            912,761
------------------------------------------------------------------------------------------------------
GE Capital Commercial Mortgage Corp., Commercial Mtg. Obligations:
Series 2004-C3, Cl. A2, 4.433%, 7/10/39                                     960,000            943,764
Series 2005-CA, Cl. A3, 4.578%, 6/10/48                                     650,000            632,683
Series 2005-C3, Cl. A2, 4.853%, 7/10/45                                     940,000            933,768
------------------------------------------------------------------------------------------------------
GMAC Commercial Mortgage Securities, Inc., Commercial Mtg.
Pass-Through Certificates:
Series 1997-C1, Cl. A3, 6.869%, 7/15/29                                     544,365            556,763
Series 2004-C3, Cl. A4, 4.547%, 12/10/41                                    940,000            910,482
------------------------------------------------------------------------------------------------------
Greenwich Capital Commercial Funding Corp., Commercial Mtg.
Pass-Through Certificates:
Series 2005-G G3, Cl. A2, 4.305%, 8/10/42                                 1,330,000          1,295,927
Series 2005-G G5, Cl. A2, 5.117%, 4/10/37 3                               1,050,000          1,053,206
------------------------------------------------------------------------------------------------------
GS Mortgage Securities Corp. II, Commercial Mtg. Pass-Through
Certificates:
Series 2004-C1, Cl. A1, 3.659%, 10/10/28                                    992,056            961,427
Series 2004-GG2, Cl. A3, 4.602%, 8/10/38                                    620,000            612,409
------------------------------------------------------------------------------------------------------
JPMorgan Chase Commercial Mortgage Securities Corp., Commercial
Mtg. Pass-Through Certificates, Series 2005-LDP2, Cl. A2,
4.575%, 7/15/42                                                             380,000            372,481
------------------------------------------------------------------------------------------------------
LB-UBS Commercial Mortgage Trust, Commercial Mtg. Pass-Through
Certificates, Series 2005-C5, Cl. A2, 4.885%, 9/15/30                     1,120,000          1,112,665
------------------------------------------------------------------------------------------------------
Mastr Alternative Loan Trust, CMO Pass-Through Certificates:
Series 2004-6, Cl. 10A1, 6%, 7/25/34                                      1,914,262          1,924,763
Series 2004-9, Cl. A3, 4.70%, 8/25/34 5                                   3,541,867          3,525,714
------------------------------------------------------------------------------------------------------
Mastr Seasoned Securities Trust, Mtg. Pass-Through Certificates,
Series 2004-2, Cl. A1, 6.50%, 8/25/32                                     2,771,666          2,798,516


8           |          OPPENHEIMER BALANCED FUND

Oppenheimer Balanced Fund

STATEMENT OF INVESTMENTS  December 31, 2005 / Unaudited
--------------------------------------------------------------------------------

                                                                          PRINCIPAL
                                                                             AMOUNT              VALUE
------------------------------------------------------------------------------------------------------
COMMERCIAL CONTINUED
Nomura Asset Securities Corp., Commercial Mtg. Pass-Through
Certificates, Series 1998-D6, Cl. A1B, 6.59%, 3/15/30                   $ 1,130,000     $    1,168,589
------------------------------------------------------------------------------------------------------
Prudential Mortgage Capital Co. II LLC, Commercial Mtg.
Pass-Through Certificates, Series PRU-HTG 2000-C1, Cl. A2, 7.306%,
10/6/15                                                                   1,362,000          1,490,033
------------------------------------------------------------------------------------------------------
Residential Accredit Loans, Inc., Mtg. Asset-Backed Pass-Through
Certificates, Series 2003-QS1, Cl. A2, 5.75%, 1/25/33                       987,329            989,234
------------------------------------------------------------------------------------------------------
Salomon Brothers Mortgage Securities VII, Inc., Commercial Mtg.
Pass-Through Certificates, Series 1996-C1, Cl. F, 8.301%,
1/20/28 4,5                                                                 250,000            205,000
------------------------------------------------------------------------------------------------------
Wachovia Bank Commercial Mortgage Trust, Commercial Mtg.
Obligations:
Series 2005-C17, Cl. A2, 4.782%, 3/15/42                                  2,190,000          2,165,842
Series 2005-C20, Cl. A5, 5.087%, 7/15/42 5                                1,120,000          1,112,655
------------------------------------------------------------------------------------------------------
Washington Mutual Mortgage Securities Corp., CMO Pass-Through
Certificates, Series 2005-AR5, Cl. A1, 4.681%, 5/25/35 5                  1,346,336          1,345,369
------------------------------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed Securities Trust, CMO, Series 2004-DD,
Cl. 2A1, 4.522%, 1/25/35 5                                                1,257,852          1,254,004
                                                                                        --------------
                                                                                            42,238,228
------------------------------------------------------------------------------------------------------
OTHER--0.2%
JPMorgan Chase Commercial Mortgage Securities Corp., Commercial
Mtg. Pass-Through Certificates, Series 2005-LDP4, Cl. A2, 4.79%,
10/15/42                                                                  1,360,000          1,342,689
------------------------------------------------------------------------------------------------------
RESIDENTIAL--0.3%
Countrywide Alternative Loan Trust, CMO, Series 2005-J1, Cl. 3A1,
6.50%, 8/25/32 3                                                          2,918,059          2,970,038
                                                                                        --------------
Total Mortgage-Backed Obligations (Cost $274,548,094)                                      273,300,065
------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS--5.0%
------------------------------------------------------------------------------------------------------
Fannie Mae Unsec. Nts., 3.69%, 10/5/07 10                                 1,245,000          1,148,133
------------------------------------------------------------------------------------------------------
Federal Home Loan Bank Unsec. Bonds:
3.125%, 11/15/06                                                          2,600,000          2,564,437
3.50%, 11/15/07                                                           1,020,000            997,395
------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp. Unsec. Nts.:
3.625%, 9/15/06 11                                                        3,495,000          3,470,423
4.125%, 7/12/10 3                                                         1,406,000          1,372,460
4.375%, 11/16/07                                                          1,280,000          1,272,060
6.625%, 9/15/09                                                             235,000            249,879
------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn. Unsec. Nts.:
4%, 2/28/07                                                               2,310,000          2,290,621
4.25%, 7/15/07                                                            2,170,000          2,154,626
4.75%, 12/15/10 3                                                           130,000            130,144
6%, 5/15/11                                                               4,005,000          4,240,690
6.625%, 9/15/09                                                             135,000            143,669
7.25%, 1/15/10 11                                                         1,500,000          1,635,806
7.25%, 5/15/30 3                                                          1,215,000          1,613,196
------------------------------------------------------------------------------------------------------
Tennessee Valley Authority Bonds:
4.65%, 6/15/35 3                                                          1,560,000          1,480,640
5.375%, 11/13/08 3                                                          375,000            381,948
Series A, 6.79%, 5/23/12                                                 11,936,000         13,226,496


9           |          OPPENHEIMER BALANCED FUND

Oppenheimer Balanced Fund

STATEMENT OF INVESTMENTS  December 31, 2005 / Unaudited
--------------------------------------------------------------------------------

                                                                          PRINCIPAL
                                                                             AMOUNT              VALUE
------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds:
5.375%, 2/15/31 3                                                       $ 1,486,000     $    1,669,661
8.875%, 8/15/17 3                                                           465,000            646,314
------------------------------------------------------------------------------------------------------
U.S. Treasury Nts.:
3.875%, 7/15/10-9/15/10 3                                                 2,744,000          2,688,218
4.25%, 11/30/07                                                             202,000            201,471
4.25%, 8/15/15 3                                                            293,000            289,303
4.375%, 12/15/10                                                            254,000            254,278
4.375%, 11/15/08 3                                                          640,000            640,300
5%, 2/15/11-8/15/11 3                                                     1,250,000          1,289,614
                                                                                        --------------
Total U.S. Government Obligations (Cost $46,704,517)                                        46,051,782
------------------------------------------------------------------------------------------------------
FOREIGN GOVERNMENT OBLIGATIONS--0.2%
------------------------------------------------------------------------------------------------------
United Mexican States Nts., 7.50%, 1/14/12 (Cost $1,779,531)              1,620,000          1,810,350
------------------------------------------------------------------------------------------------------
NON-CONVERTIBLE CORPORATE BONDS AND NOTES--13.2%
------------------------------------------------------------------------------------------------------
ABN Amro Bank NV (NY Branch), 7.125% Sub. Nts., Series B, 10/15/93          500,000            600,600
------------------------------------------------------------------------------------------------------
Aetna, Inc., 7.375% Sr. Unsec. Nts., 3/1/06                               1,675,000          1,681,703
------------------------------------------------------------------------------------------------------
Albertson's, Inc., 8% Sr. Unsec. Debs., 5/1/31 3                          1,080,000          1,065,399
------------------------------------------------------------------------------------------------------
Allied Waste North America, Inc., 8.875% Sr. Nts., Series B,
4/1/08 3                                                                    840,000            890,400
------------------------------------------------------------------------------------------------------
Allstate Financial Global Funding II, 4.25% Nts., 9/10/08 6                 365,000            358,984
------------------------------------------------------------------------------------------------------
Archer Daniels Midland Co., 5.375% Nts., 9/15/35                            940,000            904,883
------------------------------------------------------------------------------------------------------
AT&T Wireless Services, Inc., 8.125% Sr. Unsec. Nts., 5/1/12              1,255,000          1,451,891
------------------------------------------------------------------------------------------------------
Bankers Trust Corp., 7.375% Unsec. Sub. Nts., 5/1/08                        140,000            147,498
------------------------------------------------------------------------------------------------------
Barclays Bank plc, 6.278% Perpetual Bonds 12                              1,460,000          1,470,059
------------------------------------------------------------------------------------------------------
Beazer Homes USA, Inc., 6.875% Sr. Unsec. Nts., 7/15/15                     895,000            862,556
------------------------------------------------------------------------------------------------------
British Sky Broadcasting Group plc, 7.30% Unsec. Nts., 10/15/06             335,000            340,485
------------------------------------------------------------------------------------------------------
British Telecommunications plc, 8.875% Bonds, 12/15/30                      795,000          1,066,809
------------------------------------------------------------------------------------------------------
CenterPoint Energy, Inc., 7.25% Sr. Nts., Series B, 9/1/10                  990,000          1,063,063
------------------------------------------------------------------------------------------------------
Chancellor Media CCU, 8% Sr. Unsec. Nts., 11/1/08                         1,660,000          1,765,943
------------------------------------------------------------------------------------------------------
CIT Group, Inc.:
4.75% Sr. Nts., 8/15/08 3                                                   265,000            264,151
7.75% Sr. Unsec. Unsub. Nts., 4/2/12                                        680,000            772,177
------------------------------------------------------------------------------------------------------
Citigroup, Inc., 6.625% Unsec. Sub. Nts., 6/15/32                           705,000            799,278
------------------------------------------------------------------------------------------------------
Coca-Cola Co. (The), 7.375% Unsec. Debs., 7/29/93                           440,000            570,798
------------------------------------------------------------------------------------------------------
ConAgra Foods, Inc., 6% Nts., 9/15/06                                       925,000            931,564
------------------------------------------------------------------------------------------------------
Constellation Energy Group, Inc., 7.60% Unsec. Nts., 4/1/32               1,230,000          1,484,375
------------------------------------------------------------------------------------------------------
Countrywide Financial Corp., 4.50% Nts., Series A, 6/15/10                  925,000            898,771
------------------------------------------------------------------------------------------------------
Cox Communications, Inc., 4.625% Unsec. Nts., 1/15/10                     1,865,000          1,807,051
------------------------------------------------------------------------------------------------------
Credit Suisse First Boston, Inc. (USA), 5.50% Nts., 8/15/13               1,685,000          1,721,514
------------------------------------------------------------------------------------------------------
D.R. Horton, Inc., 6.125% Nts., 1/15/14                                     780,000            781,392
------------------------------------------------------------------------------------------------------
DaimlerChrysler NA Holdings Corp., 8% Nts., 6/15/10                       1,610,000          1,762,414
------------------------------------------------------------------------------------------------------
Dana Corp., 6.50% Unsec. Nts., 3/1/09 3                                   1,205,000            970,025
------------------------------------------------------------------------------------------------------
Delhaize America, Inc., 9% Unsub. Debs., 4/15/31                          1,175,000          1,387,226
------------------------------------------------------------------------------------------------------
Deutsche Telekom International Finance BV, 8% Unsub. Nts.,
6/15/10 5                                                                 1,105,000          1,253,990
------------------------------------------------------------------------------------------------------
Dominion Resources, Inc., 8.125% Sr. Unsub. Nts., 6/15/10                 1,280,000          1,424,029
------------------------------------------------------------------------------------------------------
DTE Energy Co., 6.45% Sr. Unsub. Nts., 6/1/06                               830,000            835,402
------------------------------------------------------------------------------------------------------
EOP Operating LP:
6.763% Sr. Unsec. Nts., 6/15/07                                             295,000            301,234
8.10% Unsec. Nts., 8/1/10                                                 1,210,000          1,337,706
8.375% Nts., 3/15/06                                                        560,000            563,862
------------------------------------------------------------------------------------------------------


10          |          OPPENHEIMER BALANCED FUND

Oppenheimer Balanced Fund

STATEMENT OF INVESTMENTS  December 31, 2005 / Unaudited
--------------------------------------------------------------------------------

                                                                          PRINCIPAL
                                                                             AMOUNT              VALUE
------------------------------------------------------------------------------------------------------
Federated Department Stores, Inc., 6.625% Sr. Unsec. Nts., 9/1/08       $ 1,165,000     $    1,208,092
------------------------------------------------------------------------------------------------------
FedEx Corp., 2.65% Unsec. Nts., 4/1/07                                    1,875,000          1,824,390
------------------------------------------------------------------------------------------------------
FirstEnergy Corp.:
5.50% Sr. Unsub. Nts., Series A, 11/15/06                                   730,000            732,776
7.375% Sr. Unsub. Nts., Series C, 11/15/31                                  915,000          1,083,068
------------------------------------------------------------------------------------------------------
Ford Motor Credit Co.:
5.80% Sr. Unsec. Nts., 1/12/09                                            2,250,000          1,964,066
7.375% Nts., 10/28/09                                                       375,000            332,847
------------------------------------------------------------------------------------------------------
France Telecom SA, 8.50% Sr. Unsec. Nts., 3/1/31 5                          275,000            368,037
------------------------------------------------------------------------------------------------------
Gap, Inc. (The):
6.90% Nts., 9/15/07                                                       1,360,000          1,390,202
9.55% Unsub. Nts., 12/15/08 5                                               199,000            221,291
------------------------------------------------------------------------------------------------------
General Mills, Inc., 3.875% Nts., 11/30/07                                1,400,000          1,373,184
------------------------------------------------------------------------------------------------------
General Motors Acceptance Corp.:
6.15% Nts., 4/5/07                                                        2,870,000          2,711,645
8% Bonds, 11/1/31 3                                                       1,315,000          1,262,951
------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc. (The), 5.70% Sr. Unsec. Nts., 9/1/12            2,650,000          2,729,752
------------------------------------------------------------------------------------------------------
Harrah's Operating Co., Inc., 5.625% Sr. Unsec. Bonds, 6/1/15               940,000            925,140
------------------------------------------------------------------------------------------------------
HCA, Inc., 7.125% Sr. Unsec. Nts., 6/1/06                                   865,000            876,418
------------------------------------------------------------------------------------------------------
Hilton Hotels Corp., 8.25% Sr. Unsec. Nts., 2/15/11                         800,000            877,644
------------------------------------------------------------------------------------------------------
HSBC Finance Corp., 4.75% Sr. Unsec. Nts., 7/15/13                        1,840,000          1,780,546
------------------------------------------------------------------------------------------------------
IPALCO Enterprises, Inc., 8.375% Sr. Sec. Nts., 11/14/08 5                  810,000            852,525
------------------------------------------------------------------------------------------------------
iStar Financial, Inc.:
5.125% Sr. Unsec. Nts., Series B, 4/1/11 3                                  575,000            560,908
5.15% Sr. Unsec. Nts., 3/1/12                                               700,000            678,797
------------------------------------------------------------------------------------------------------
J.C. Penney Co., Inc. (Holding Co.), 7.40% Nts., 4/1/37 3                 1,610,000          1,806,765
------------------------------------------------------------------------------------------------------
JPMorgan Capital XV, 5.875% Nts., 3/15/35                                 1,220,000          1,217,171
------------------------------------------------------------------------------------------------------
K. Hovnanian Enterprises, Inc., 6.50% Sr. Nts., 1/15/14                     895,000            860,387
------------------------------------------------------------------------------------------------------
Kaiser Aluminum & Chemical Corp., 10.875% Sr. Nts., Series B,
10/15/06 13                                                                 250,000            253,750
------------------------------------------------------------------------------------------------------
KB Home, 5.75% Sr. Unsec. Unsub. Nts., 2/1/14                             1,145,000          1,085,311
------------------------------------------------------------------------------------------------------
Kinder Morgan, Inc., 6.50% Sr. Unsec. Nts., 9/1/12                          985,000          1,044,904
------------------------------------------------------------------------------------------------------
Kraft Foods, Inc., 5.25% Nts., 6/1/07                                     1,105,000          1,109,859
------------------------------------------------------------------------------------------------------
Kroger Co. (The), 6.80% Sr. Unsec. Nts., 4/1/11                           2,095,000          2,199,559
------------------------------------------------------------------------------------------------------
Lear Corp., 8.11% Sr. Unsec. Nts., Series B, 5/15/09 3                    1,450,000          1,350,484
------------------------------------------------------------------------------------------------------
Lennar Corp., 5.95% Sr. Unsec. Nts., 3/1/13 3                               895,000            902,117
------------------------------------------------------------------------------------------------------
Liberty Media Corp., 5.70% Sr. Unsec. Nts., 5/15/13 3                       930,000            871,188
------------------------------------------------------------------------------------------------------
Liberty Property Trust, 5.65% Sr. Nts., 8/15/14                             885,000            897,816
------------------------------------------------------------------------------------------------------
Marsh & McLennan Cos., Inc., 5.875% Sr. Unsec. Bonds, 8/1/33              1,110,000          1,066,094
------------------------------------------------------------------------------------------------------
May Department Stores Co., 7.90% Unsec. Debs., 10/15/07                     625,000            650,989
------------------------------------------------------------------------------------------------------
MBNA Corp., 7.50% Sr. Nts., Series F, 3/15/12                             1,380,000          1,556,288
------------------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc., 5% Sr. Unsub. Nts., Series C, 2/3/14           1,825,000          1,805,239
------------------------------------------------------------------------------------------------------
MetLife, Inc., 5.70% Sr. Unsec. Nts., 6/15/35                               915,000            921,663
------------------------------------------------------------------------------------------------------
MidAmerican Energy Holdings Co., 5.875% Sr. Unsec. Nts., 10/1/12          1,525,000          1,576,534
------------------------------------------------------------------------------------------------------
Morgan Stanley, 6.60% Nts., 4/1/12                                          855,000            920,191
------------------------------------------------------------------------------------------------------
National City Bank, 6.20% Sub. Nts., 12/15/11                               124,000            131,368
------------------------------------------------------------------------------------------------------
Nationwide Financial Services, Inc.:
5.90% Nts., 7/1/12                                                          675,000            704,678
6.25% Sr. Unsec. Nts., 11/15/11                                             195,000            205,491
------------------------------------------------------------------------------------------------------
NiSource Finance Corp.:
3.20% Nts., 11/1/06                                                         250,000            246,434


11          |          OPPENHEIMER BALANCED FUND

Oppenheimer Balanced Fund

STATEMENT OF INVESTMENTS  December 31, 2005 / Unaudited
--------------------------------------------------------------------------------

                                                                          PRINCIPAL
                                                                             AMOUNT              VALUE
------------------------------------------------------------------------------------------------------
7.875% Sr. Unsec. Nts., 11/15/10                                        $ 1,070,000     $    1,186,730
------------------------------------------------------------------------------------------------------
Pemex Project Funding Master Trust, 5.75% Unsec. Unsub. Nts.,
Series 12, 12/15/15 3,6                                                   1,480,000          1,474,450
------------------------------------------------------------------------------------------------------
Petroleum Export Ltd. Cayman SPV, 4.623% Sr. Nts., Cl. A1,
6/15/10 6                                                                 2,717,000          2,692,908
------------------------------------------------------------------------------------------------------
PF Export Receivables Master Trust, 3.748% Sr. Nts., Series B,
6/1/13 6                                                                    533,014            506,467
------------------------------------------------------------------------------------------------------
Popular North America, Inc., 5.20% Nts., 12/12/07                         1,855,000          1,854,048
------------------------------------------------------------------------------------------------------
Portland General Electric Co., 8.125% First Mortgage Nts.,
2/1/10 6                                                                    715,000            789,860
------------------------------------------------------------------------------------------------------
Prudential Holdings LLC, 8.695% Bonds, Series C, 12/18/23 6               1,510,000          1,918,597
------------------------------------------------------------------------------------------------------
Prudential Insurance Co. of America, 8.30% Nts., 7/1/25                   1,530,000          1,985,654
------------------------------------------------------------------------------------------------------
PSE&G Energy Holdings LLC, 7.75% Unsec. Nts., 4/16/07                       810,000            842,400
------------------------------------------------------------------------------------------------------
PSE&G Power LLC, 6.875% Sr. Unsec. Nts., 4/15/06                            915,000            919,803
------------------------------------------------------------------------------------------------------
PSEG Funding Trust I, 5.381% Nts., 11/16/07                                 900,000            901,769
------------------------------------------------------------------------------------------------------
R&B Falcon Corp., 9.50% Sr. Unsec. Nts., 12/15/08                           750,000            842,455
------------------------------------------------------------------------------------------------------
Safeway, Inc., 7.50% Sr. Unsec. Nts., 9/15/09                             1,195,000          1,277,374
------------------------------------------------------------------------------------------------------
SBC Communications, Inc., 5.30% Nts., 11/15/10                            1,365,000          1,370,588
------------------------------------------------------------------------------------------------------
Sempra Energy, 7.95% Sr. Unsec. Unsub. Nts., 3/1/10                       1,330,000          1,462,269
------------------------------------------------------------------------------------------------------
Simon Property Group LP, 5.375% Nts., 6/1/11 3,6                          1,380,000          1,384,840
------------------------------------------------------------------------------------------------------
Socgen Real Estate LLC, 7.64% Bonds 5,6,12                                   75,000             78,065
------------------------------------------------------------------------------------------------------
Sprint Capital Corp., 8.75% Nts., 3/15/32                                 1,100,000          1,464,209
------------------------------------------------------------------------------------------------------
Starwood Hotels & Resorts Worldwide, Inc., 7.375% Nts., 5/1/07            1,350,000          1,383,750
------------------------------------------------------------------------------------------------------
Sterling Chemicals, Inc., 10% Sr. Sec. Nts., 12/19/07 3,4,14                 57,774             55,752
------------------------------------------------------------------------------------------------------
TCI Communications, Inc., 9.80% Sr. Unsec. Debs., 2/1/12                  1,640,000          1,980,825
------------------------------------------------------------------------------------------------------
Time Warner Entertainment Co. LP:
8.375% Sr. Nts., 7/15/33                                                  1,050,000          1,244,005
10.15% Sr. Nts., 5/1/12                                                     308,000            375,452
------------------------------------------------------------------------------------------------------
Travelers Property Casualty Corp., 3.75% Sr. Unsec. Nts., 3/15/08         1,325,000          1,292,959
------------------------------------------------------------------------------------------------------
TXU Energy Co., 6.125% Nts., 3/15/08                                      1,165,000          1,184,748
------------------------------------------------------------------------------------------------------
Tyco International Group SA:
6.125% Unsec. Unsub. Nts., 11/1/08                                        1,560,000          1,593,432
6.125% Unsec. Unsub. Nts., 1/15/09                                          212,000            216,822
6.375% Sr. Unsec. Unsub. Nts., 2/15/06                                    1,135,000          1,136,885
------------------------------------------------------------------------------------------------------
Univision Communications, Inc., 3.50% Sr. Unsec. Nts., 10/15/07           1,465,000          1,421,756
------------------------------------------------------------------------------------------------------
Verizon Global Funding Corp.:
5.85% Nts., 9/15/35                                                         915,000            884,796
7.25% Sr. Unsec. Unsub. Nts., 12/1/10                                       840,000            912,453
------------------------------------------------------------------------------------------------------
Vornado Realty LP, 5.625% Sr. Unsec. Unsub. Nts., 6/15/07 3               1,795,000          1,808,177
------------------------------------------------------------------------------------------------------
Western Forest Products, Inc., 15% Sec. Nts., 7/28/09 6,14                  302,804            325,515
------------------------------------------------------------------------------------------------------
Yum! Brands, Inc., 8.50% Sr. Unsec. Nts., 4/15/06                         1,785,000          1,802,564
                                                                                        --------------
Total Non-Convertible Corporate Bonds and Notes (Cost $121,636,570)                        121,248,168
------------------------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--8.8%
------------------------------------------------------------------------------------------------------
Undivided interest of 5.72% in joint repurchase agreement
(Principal Amount/Value $1,414,200,000, with a maturity value of
$1,414,844,247) with UBS Warburg LLC, 4.10%, dated 12/30/05, to be repurchased at $80,860,820 on 1/3/06, collateralized by Federal
Home Loan Mortgage Corp., 5%, 1/1/35, with a value of $157,513,104 and Federal National Mortgage Assn., 5%--5.50%, 3/1/34--10/1/35,
with a value of $1,301,420,187  (Cost $80,824,000)                       80,824,000         80,824,000
------------------------------------------------------------------------------------------------------
Total Investments, at Value (excluding Investments Purchased with                        1,041,409,931
Cash Collateral from Securities Loaned) (Cost $925,329,231)


12          |          OPPENHEIMER BALANCED FUND

Oppenheimer Balanced Fund

STATEMENT OF INVESTMENTS  December 31, 2005 / Unaudited
--------------------------------------------------------------------------------

                                                                          PRINCIPAL
                                                                             AMOUNT              VALUE
-------------------------------------------------------------------------------------------------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES
LOANED--2.6%
-------------------------------------------------------------------------------------------------------
ASSET BACKED FLOATING NOTE--0.2%
Whitehawk CDO Funding Corp., 4.561%, 3/15/06 15                         $ 2,000,000     $    2,000,000
-------------------------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--2.3%
Undivided interest of 0.66% in joint repurchase agreement
(Principal Amount/Value $3,150,000,000, with a maturity value of
$3,151,501,500) with Nomura Securities, 4.29%, dated 12/30/05, to be repurchased at $20,946,025 on 1/3/06, collateralized by U.S.
Agency Mortgages, 3.34%--9.50%, 6/1/08--5/1/38, with a value of
$3,213,000,000 15                                                        20,936,045         20,936,045
-------------------------------------------------------------------------------------------------------
MASTER FLOATING NOTE--0.1%
Bear Stearns, 4.37%, 1/3/06 15                                            1,000,000          1,000,000
                                                                                        ---------------
Total Investments Purchased with Cash Collateral from Securities Loaned
(Cost $23,936,045)                                                                          23,936,045
-------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $949,265,276)                               116.1%     1,065,345,976
-------------------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS                                         (16.1)      (147,727,677)
                                                                        -------------------------------
NET ASSETS                                                                    100.0%    $  917,618,299
                                                                        ===============================

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Non-income producing security.

2. A sufficient amount of liquid assets has been designated to cover outstanding written call options, as follows:

                              CONTRACTS   EXPIRATION   EXERCISE    PREMIUM
                        SUBJECT TO CALL         DATE      PRICE   RECEIVED   VALUE
----------------------------------------------------------------------------------
Schering-Plough Corp.               786      1/23/06   $  22.50   $ 96,477   $  --

3. Partial or fully-loaned security. See accompanying Notes to Quarterly Statement of Investments.

4. Illiquid security. The aggregate value of illiquid securities as of December 31, 2005 was $260,752, which represents 0.03% of the Fund's net assets. See accompanying Notes to Quarterly Statement of Investments.

5. Represents the current interest rate for a variable or increasing rate security.

6. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $12,424,033 or 1.35% of the Fund's net assets as of December 31, 2005.

7. When-issued security or forward commitment to be delivered and settled after December 31, 2005. See accompanying Notes to Quarterly Statement of Investments.

8. Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows. These securities amount to $12,719,828 or 1.39% of the Fund's net assets as of December 31, 2005.

9. Principal-Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. The value of these securities generally increases as interest rates decline and prepayment rates rise. The price of these securities is typically more volatile than that of coupon-bearing bonds of the same maturity. Interest rates disclosed represent current yields based upon the current cost basis and estimated timing of future cash flows. These securities amount to $581,471 or 0.06% of the Fund's net assets as of December 31, 2005.

10. Zero coupon bond reflects effective yield on the date of purchase.

11. All or a portion of the security is held in collateralized accounts to cover initial margin requirements on open futures sales contracts. The aggregate market value of such securities is $1,264,306. See accompanying Notes to Quarterly Statement of Investments.

12. This bond has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest.

13. Issue is in default. Non-income producing. See accompanying Notes to Quarterly Statement of Investments.

14. Interest or dividend is paid-in-kind.

15. The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See accompanying Notes to Quarterly Statement of Investments.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of December 31, 2005 are noted below. The primary


13          |          OPPENHEIMER BALANCED FUND

Oppenheimer Balanced Fund

STATEMENT OF INVESTMENTS  December 31, 2005 / Unaudited
--------------------------------------------------------------------------------

difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities                $ 949,863,166
Federal tax cost of other investments          (139,100,442)
                                              --------------
Total federal tax cost                        $ 810,762,724
                                              ==============

Gross unrealized appreciation                 $ 139,104,028
Gross unrealized depreciation                   (23,084,997)
                                              --------------
Net unrealized appreciation                   $ 116,019,031
                                              ==============

NOTES TO FINANCIAL STATEMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, in the country that is identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

SECURITIES ON A WHEN-ISSUED BASIS OR FORWARD COMMITMENT. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis or forward commitment can take place up to ten days or more after the trade date. Normally the settlement date occurs within six months after the trade date; however, the Fund may, from time to time, purchase securities whose settlement date extends six months or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued basis or forward commitment may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase. As of December 31, 2005, the Fund had purchased $137,380,920 of securities issued on a when-issued basis or forward commitment and sold $19,502,925 of securities issued on a when-issued basis or forward commitment.

In connection with its ability to purchase or sell securities on a when-issued basis, the Fund may enter into forward roll transactions with respect to mortgage-related securities. Forward roll transactions require the sale of securities for delivery in the current month, and a simultaneous agreement with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. The Fund records the incremental difference between the forward purchase and sale of each forward roll as realized gain (loss) on investments or as fee income in the case of such transactions


14          |          OPPENHEIMER BALANCED FUND

Oppenheimer Balanced Fund

STATEMENT OF INVESTMENTS  December 31, 2005 / Unaudited
--------------------------------------------------------------------------------

that have an associated fee in lieu of a difference in the forward purchase and sale price.

Risks of entering into forward roll transactions include the potential inability of the counterparty to meet the terms of the agreement; the potential of the Fund to receive inferior securities at redelivery as compared to the securities sold to the counterparty; counterparty credit risk; and the potential pay down speed variance between the mortgage-related pools.

SECURITY CREDIT RISK. The Fund invests in high-yield securities, which may be subject to a greater degree of credit risk, market fluctuations and loss of income and principal, and may be more sensitive to economic conditions than lower-yielding, higher- rated fixed-income securities. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. As of December 31, 2005, securities with an aggregate market value of $253,750, representing 0.03% of the Fund's net assets, were in default.

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Trustees.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations in the annual and semiannual reports.

JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

FOREIGN CURRENCY CONTRACTS

A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts to settle specific purchases or sales of securities denominated in a foreign currency and for protection from adverse exchange rate fluctuation. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.

The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using prevailing foreign currency exchange rates. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities in the annual and semiannual reports as a receivable or payable and in the Statement of Operations in the annual and semiannual reports with the change in unrealized appreciation or depreciation.

The Fund may realize a gain or loss upon the closing or settlement of the foreign transaction. Contracts closed or settled with the same broker are recorded as net realized gains or losses. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations in the annual and semiannual reports.


15          |          OPPENHEIMER BALANCED FUND

Oppenheimer Balanced Fund

STATEMENT OF INVESTMENTS  December 31, 2005 / Unaudited
--------------------------------------------------------------------------------

As of December 31, 2005, the Fund had no outstanding foreign currency contracts.

FUTURES CONTRACTS

A futures contract is a commitment to buy or sell a specific amount of a commodity or financial instrument at a negotiated price on a stipulated future date. Futures contracts are traded on a commodity exchange. The Fund may buy and sell futures contracts that relate to broadly based securities indices (financial futures) or debt securities (interest rate futures) in order to gain exposure to or protection from changes in market value of stocks and bonds or interest rates. The Fund may also buy or write put or call options on these futures contracts.

The Fund generally sells futures contracts as a hedge against increases in interest rates and decreases in market value of portfolio securities. The Fund may also purchase futures contracts to gain exposure to market changes as it may be more efficient or cost effective than actually buying securities.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or has expired.

Cash held by the broker to cover initial margin requirements on open futures contracts is noted in the Statement of Assets and Liabilities in the annual and semiannual reports. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. The Statement of Assets and Liabilities in the annual and semiannual reports reflects a receivable and/or payable for the daily mark to market for variation margin. Realized gains and losses are reported in the Statement of Operations in the annual and semiannual reports as the closing and expiration of futures contracts. The net change in unrealized appreciation and depreciation is reported in the Statement of Operations in the annual and semiannual reports.

Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

As of December 31, 2005, the Fund had outstanding futures contracts as follows:

                                                                                      UNREALIZED
                                     EXPIRATION   NUMBER OF     VALUATION AS OF     APPRECIATION
CONTRACT DESCRIPTION                      DATES   CONTRACTS   DECEMBER 31, 2005   (DEPRECIATION)
-------------------------------------------------------------------------------------------------
CONTRACTS TO PURCHASE
U.S. Long Bonds                         3/22/06         258   $      29,460,375   $      518,174
                                                                                  ---------------

CONTRACTS TO SELL
Euro-Bundesobligation, 10 yr.            3/8/06          47           6,779,547          (50,765)
U.S. Treasury Nts., 2 yr.               3/31/06         551         113,058,313            3,938
U.S. Treasury Nts., 5 yr.               3/22/06         301          32,009,469          (58,507)
U.S. Treasury Nts., 10 yr.              3/22/06         148          16,192,125           12,863
                                                                                  ---------------
                                                                                         (92,471)
                                                                                  ---------------
                                                                                  $      425,703
                                                                                  ===============

OPTION ACTIVITY

The Fund may buy and sell put and call options, or write put and covered call options on portfolio securities in order to produce incremental earnings or protect against changes in the value of portfolio securities.


16          |          OPPENHEIMER BALANCED FUND

Oppenheimer Balanced Fund

STATEMENT OF INVESTMENTS  December 31, 2005 / Unaudited
--------------------------------------------------------------------------------

The Fund generally purchases put options or writes covered call options to hedge against adverse movements in the value of portfolio holdings. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option.

Options are valued daily based upon the last sale price on the principal exchange on which the option is traded and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss upon the expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid.

Securities designated to cover outstanding call options are noted in the Statement of Investments where applicable. Contracts subject to call, expiration date, exercise price, premium received and market value are detailed in a note to the Statement of Investments. Options written are reported as a liability in the Statement of Assets and Liabilities in the annual and semiannual reports. Realized gains and losses are reported in the Statement of Operations in the annual and semiannual reports.

The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

Written option activity for the period ended December 31, 2005 was as follows:

                                                     CALL OPTIONS
                                               ---------------------
                                               NUMBER OF   AMOUNT OF
                                               CONTRACTS    PREMIUMS
--------------------------------------------------------------------
Options outstanding as of September 30, 2005         786   $  96,477
Options written                                       --          --
                                               ---------------------
Options outstanding as of December 31, 2005          786   $  96,477
                                               =====================

TOTAL RETURN SWAP CONTRACTS

The Fund may enter into a total return swap transaction to maintain a total return on a particular investment, or portion of its portfolio, or for other non-speculative purposes. Because the principal amount is not exchanged, it represents neither an asset nor a liability to either counterparty, and is referred to as notional. The unrealized gain (loss) related to the valuation of such contracts as well as the amount due to (owed by) the Fund at termination or settlement is combined and separately disclosed as an asset (liability) on the Statement of Assets and Liabilities in the annual and semiannual reports. The Fund also records any periodic payments received from (paid to) the counterparty under such contracts as realized gain (loss) on the Statement of Operations in the annual and semiannual reports. Total return swaps are subject to risks (if the counterparty fails to meet its obligations).

As of December 31, 2005, the Fund had entered into the following total return swap agreements:

SWAP                                                                              NOTIONAL   TERMINATION     UNREALIZED
COUNTERPARTY         SWAP DESCRIPTION                                               AMOUNT          DATE   APPRECIATION
-----------------------------------------------------------------------------------------------------------------------
                     Received or paid monthly. If the sum of the Lehman
                     Brothers CMBS Index Payer Payment Amount and the
                     Floating Rate Payer Payment Amount is positive, the
                     Counterparty will pay such amount to the Fund. If the
Goldman Sachs        sums are negative, then the Fund shall pay the absolute
Group, Inc. (The)    value of such amount to the Counterparty.                 $ 5,260,000        6/1/06   $     14,858

Abbreviations are as follows:


17          |          OPPENHEIMER BALANCED FUND

Oppenheimer Balanced Fund

STATEMENT OF INVESTMENTS  December 31, 2005 / Unaudited
--------------------------------------------------------------------------------

CMBS        Commercial Mortgage Backed Securities

ILLIQUID SECURITIES

As of December 31, 2005, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with the applicable footnote on the Statement of Investments.

SECURITIES LENDING

The Fund lends portfolio securities from time to time in order to earn additional income. In return, the Fund receives collateral in the form of U.S. Treasury obligations or cash, against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the funds and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and cost in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The Fund retains a portion of the interest earned from the collateral. The Fund continues to receive the economic benefit of interest or dividends paid on the securities loaned in the form of a substitute payment received from the borrower. As of December 31, 2005, the Fund had on loan securities valued at $30,771,324. Collateral of $31,312,479 was received for the loans, of which $23,936,045 was received in cash and subsequently invested in approved instruments.


18          |          OPPENHEIMER BALANCED FUND


ITEM 2. CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of December 31, 2005, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Balanced Fund


By:   /s/ John V. Murphy
      ------------------
      John V. Murphy
      Principal Executive Officer
Date: February 14, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /s/ John V. Murphy
      ------------------
      John V. Murphy
      Principal Executive Officer
Date: February 14, 2006


By:   /s/ Brian W. Wixted
      -------------------
      Brian W. Wixted
      Principal Financial Officer
Date: February 14, 2006